17 Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Intangible Assets
17	Intangible Assets

Intangible assets acquired separately are measured at cost upon initial recognition, less amortization, and eventual impairment losses, if any. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets mainly consist of software acquired from third parties and software developed for internal use and commercial rights (stores rights of use), customer list and brands.

Intangible assets with definite useful lives are amortized using the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their defined useful life (5 to 10 years). The weighted average rate is 12.27%, and amortization starts when they become operational.

Intangible assets with indefinite useful lives are not amortized but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of poperations in the year the asset is derecognized.

	As of December 31, 2019	Additions	Amortizations	Write-off	Conversion adjustment to reporting currency	Transfers	Discontinued operation	As of December 31, 2020

Goodwill	785	—	—	—	38	1	(208)	616
Softwares	135	72	(40)	(1)	20	—	(115)	71
Commercial rights	314	6	(8)	—	(1)	—	—	311
Tradename	3,054	—	—	—	713	—	(3,728)	39
	4,288	78	(48)	(1)	770	1	(4,051)	1,037

	As of December 31, 2017	Additions	Amortizations	Transfer (*)	As of December 31, 2018	Additions	Business combination	Amortizations	Exchange rate changes	As of December, 31, 2019
Goodwill	618	—	-2	—	616	—	165	—	4	785
Software	51	17	(10)	3	61	28	60	(15)	1	135
Commercial rights	41	24	—	232	297	24	1	(8)	—	314
Tradename	39	—	—	—	39	—	2,949	—	66	3,054
	749	41	(12)	235	1,013	52	3,175	(23)	71	4,288

17.1	Impairment test of intangible assets with an indefinite useful life, including goodwill

The impairment test of intangible assets uses the same practices described in note 16.1.

On December 31, 2020, the Company revised the plan used to assess impairment for Cash Generating Units (CGUs)in Brazil. The recoverable amount is determined by means of a calculation based on the value in use, based on cash projections from financial budgets, which were reviewed and approved by Management for the next three years, considering the premises updated for December 31, 2020. The discount rate applied to cash flow projections is 9.8% on December 31, 2020 (8.4% on December 31, 2019), and cash flows that exceed the three years period are extrapolated using a growth rate of 4.6% on December 31, 2020 (4.8% on December 31, 2019). As a result of this analysis, there was no need to record a provision for impairment of these assets. See considerations regarding the effects of the COVID-19 pandemic in note 1.4.

17.2	Commercial rights

Commercial rights are the right to operate stores, which refers to the rights acquired or allocated in business combinations.

According to the Management’s understanding, commercial rights are considered recoverable, either through the expected cash flows of the related store or the sale to third parties.

Commercial rights with a defined useful life are tested using the same assumptions for the Company's impairment test, following the term of use of these assets.